City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Investment securities gains	$ 0	$ 0	$ 2,116	$ 14	$ 184	$ 71	$ 818	$ 83
Interest expense	3,010	2,910	2,937	2,973	3,041	2,968	2,973	2,978	$ 11,830	$ 11,960	$ 13,301
Income tax benefit	5,793	5,129	6,125	11,367	5,961	6,010	6,497	5,803	28,414	24,271	25,275
Net income available to common shareholders	$ 13,515	$ 10,607	$ 11,983	$ 17,992	$ 14,530	$ 11,872	$ 12,757	$ 13,803	54,097	52,962	48,215
Total comprehensive income									54,424	53,793	44,647
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries									48,950	46,050	46,317
Investment securities gains									0	1,130	89
Other income									22	65	66
Income									48,972	47,245	46,472
Interest expense									618	605	617
Other expenses									1,170	849	2,352
Expenses									1,788	1,454	2,969
Income Before Income Taxes									47,184	45,791	43,503
Income tax benefit									(795)	(231)	(1,050)
Income Before Equity in Undistributed Net Income of Subsidiaries									47,979	46,022	44,553
Equity in undistributed net income of subsidiaries									6,118	6,940	3,662
Net income available to common shareholders									54,097	52,962	48,215
Total comprehensive income									$ 54,424	$ 53,793	$ 44,647